Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Central Index Key	0001588084
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity File Number	001-36885
Entity Address Address Line 1	No. 10 Cen Shan Road
Entity Address Address Line 2	Shuige Industrial Zone
Entity Address City Or Town	Lishui City, Zhejiang Province
Entity Address Postal Zip Code	323000